Other Expense Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended					12 Months Ended			3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 North America [Member]	Sep. 30, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2009 North America [Member]	Jun. 30, 2009 North America [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2009 North America [Member]	Dec. 31, 2011 Europe [Member]	Sep. 30, 2011 Europe [Member]	Dec. 31, 2009 Europe [Member]	Dec. 31, 2011 Europe [Member]	Dec. 31, 2010 Europe [Member]	Dec. 31, 2009 Europe [Member]	Mar. 31, 2010 Rest of World [Member]	Dec. 31, 2010 Rest of World [Member]	Aug. 31, 2010 Corporate [Member]	Jun. 30, 2011 Corporate [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]
Component of Operating Other Cost and Expense [Line Items]
Settlement agreement					$ 11				$ 11
Long - lived asset impairment charges				7		7	13		7	7	13	14			14	16	70
Insurance proceeds									(15)
Restructuring charges										32	6						20
Impairment of goodwill							25	75			100
Curtailment gain			26					(26)			(26)
Loss on disposal of facility													129	(8)	129		8	14	(14)
Customer bankruptcy												11			11
Write down of real estate																						9
Gain on sale of investment																					10	(10)
Gain on deconsolidation of E-Car		16																		(16)			(16)
Total	(21)	(23)	(183)						3	39	93				154	16	98					(1)	(16)
Other expense, net	$ 156	$ 25	$ 191